Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Cottonwood Communities, Inc.
Entity Central Index Key	0001692951
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true